Schedule 1 - Condensed Parent Company Financial Statements (Narrative) (Details) - Aqua America, Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Dividends paid to parent by wholly-owned subsidiaries	$ 74,866	$ 30,972	$ 18,075
Revolving credit agreement	200,000
Accounts receivable - affiliates	28,423	19,852
Notes Receivable, Related Parties	331,604	$ 300,932
Short-Term Line Of Credit [Member]
Line of credit	$ 15,000